Equity and Loss Per Share	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest And Earnings Per Share [Abstract]
Equity and Loss Per Share
4.	Equity and Loss Per Share

Noncontrolling Interests

Following the Transaction, holders of Class A common stock own direct controlling interest in the results of the combined entity, while the Legacy NuScale Equityholders own an economic interest in NuScale LLC, shown as noncontrolling interests (“NCI”) in equity in NuScale Corp’s consolidated financial statements. The indirect economic interests are held by Legacy NuScale Equityholders in the form of NuScale LLC Class B units. The following table summarizes the economic interests of NuScale Corp between the holders of Class A common stock and indirect economic interests held by NuScale LLC Class B unitholders as of and for the period from May 2, 2022 through December 31, 2022.

As of and for the period
from May 2, 2022
through
December 31, 2022
NuScale Corp Class A common stock
Beginning of period	41,971,380
Conversion of combined interests into Class A common stock	21,305,891
Exercise of options and warrants	4,431,824
Vesting of earn out shares	1,643,924
End of period	69,353,019

NuScale LLC Class B units (NCI)
Beginning of period	178,396,711
Conversion of combined interests into Class A common stock	(21,305,891)
End of period	157,090,820

Total
Beginning of period	220,368,091
Conversion of combined interests into Class A common stock	—
Exercise of options and warrants	4,431,824
Vesting of earn out shares	1,643,924
End of period	226,443,839

Ownership Percentage

NuScale Corp Class A common stock
Beginning of period	19.0%
End of period	30.6%

NuScale LLC Class B units (NCI)
Beginning of period	81.0%
End of period	69.4%

The NCI may decrease according to the number of shares of Class B common stock and NuScale LLC Class B units that are exchanged for shares of Class A common stock or, in certain circumstances including at the election of NuScale Corp, cash in an amount equal to the fair value of Class A common stock received in a contemporaneous equity issuance. After each exchange, NuScale LLC equity attributable to NuScale Corp is rebalanced to reflect the change in ownership percentage, which is calculated above based on Class B units and Class A shares, as a percentage of combined interests.

The earn out shares associated with the merger became vested during 2022, as the VWAP of the Company’s share price exceeded $12.00 and then $14.00 for the required time period. These Class A shares are now outstanding and included in our weighted-average shares calculation.

Members’ Equity of NuScale LLC

Prior to the Transaction, NuScale LLC issued equity consisting of common units and convertible preferred units (“CPU”s). Each common unit was entitled to one vote, while holders of CPUs had voting rights equivalent to the number of CPUs held multiplied by a common equivalent ratio, as defined, which was set at 100% at the time of the Company’s recapitalization in 2011. The CPUs had a 10.0% cumulative preferred return per year compounded quarterly on the unreturned preferred capital, beginning on the date such CPU was issued. In addition, as discussed further in note 9, NuScale LLC had mezzanine equity.

As consideration for the reverse recapitalization, 178,396,711 shares of NuScale Corp’s Class B common stock were issued. Simultaneously, all NuScale LLC units and CPUs outstanding were reclassified to common stock and additional paid-in capital at carrying value, including NuScale LLC units previously presented as mezzanine equity. In addition, the accumulated preferred return was nullified upon conversion.

Loss Per Share

Prior to the Transaction, the membership structure of NuScale LLC included units that had profit interests. The Company analyzed the calculation of net loss per unit for periods prior to the Transaction and determined that it resulted in values that would not be meaningful to the readers of these financial statements. Therefore, net loss per unit information has not been presented for periods prior to May 2, 2022.

Basic loss per share is based on the average number of shares of Class A common stock outstanding during the period. Diluted loss per share is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the dilutive effect of RSUs, Stock Options, Warrants and Earn Out Shares, if any, using the “treasury stock” method and for all other interests that convert into potential shares of Class A common stock, if any, using the “if converted” method. Net loss attributable to Class A common stockholders for diluted loss per share is adjusted for the Company’s share of NuScale LLC’s net loss, net of NuScale Corp taxes, after giving effect to all other interests that convert into potential shares of Class A common stock, to the extent it is dilutive. In addition, net loss attributable to Class A common stockholders for diluted loss per share is adjusted for the after-tax impact of changes to the fair value of warrant liabilities, to the extent the Company’s Warrants are dilutive.

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from May 2, 2022 to December 31, 2022, the period where the Company had Class A and Class B common stock outstanding. Class B common stock represents a right to cast one vote per share at the NuScale Corp level, and carry no economic rights, including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B common stock has not been presented.

May 2, 2022 Through
December 31, 2022
Net loss attributable to Class A common stockholders	(25,914)
Weighted-average shares for basic and diluted loss per share	50,763,844
Basic and Diluted loss per share of Class A common stock	$(0.51)
Anti-dilutive securities excluded from shares outstanding:
Class B common shares	157,090,820
Stock options	12,224,783
Warrants	18,458,703
Time-based RSUs	2,140,651
Total	189,914,957